Organization and Description of Business (Details Narrative) - USD ($)		1 Months Ended			9 Months Ended
	Jul. 11, 2026	Jun. 30, 2025	Dec. 09, 2024	Nov. 30, 2024	Jun. 30, 2025	Oct. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Transaction Agreement [Member] | Forecast [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Termination fee	$ 2,500,000
Reimburse expensess	1,000,000
Sonnet BioTherapeutics Holdings, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents		$ 321,297			$ 321,297		$ 149,456	$ 2,274,259
Proceeds from sale of common stock and warrants					10,500,000
Cash		300,000			$ 300,000
Sonnet BioTherapeutics Holdings, Inc. [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from sale of common stock and warrants			$ 7,700,000
Cash refund from incentive tax receivable				$ 700,000
Sonnet BioTherapeutics Holdings, Inc. [Member] | Subsequent Event [Member] | Alkem Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Upfront payment received				$ 500,000
Net payment after tax with holdings						$ 400,000
RORSCHACH I LLC [Member] | Transaction Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Reimburse expensess		$ 1,000,000
RORSCHACH I LLC [Member] | Transaction Agreement [Member] | Forecast [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Termination fee	$ 2,500,000